Federated Equity Funds

Federated Kaufmann Fund

CLASS A SHARES (TICKER KAUAX)
CLASS B SHARES (TICKER KAUBX)
CLASS C SHARES (TICKER KAUCX)
CLASS R SHARES (TICKER KAUFX)

Federated Kaufmann Large Cap Fund

CLASS A SHARES (TICKER KLCAX)
CLASS C SHARES (TICKER KLCCX)
CLASS R SHARES (TICKER KLCKX)
INSTITUTIONAL SHARES (TICKER KLCIX)

SUPPLEMENT TO SUMMARY PROSPECTUSES dated december 31, 2010

Under the heading entitled, “Fund Summary Information,” please delete the reference to John Leibee in the “Fund Management” sub-section.

June 28, 2011

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450903 (6/11)